Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 1, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

On the Closing Date, Gelesis Holdings, the Sponsor, certain former directors of CPSR (the “Director Holders”) and certain former stockholders of Legacy Gelesis (the “Legacy Gelesis Holders” and, collectively with Sponsor and the Director Holders, the “Holders”) entered into an Amended and Restated Registration and Stockholder Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the Holders agreed not to effect any sale or distribution of any equity securities of Gelesis Holdings held by any of them during the lock-up period described in the Registration Rights Agreement and Gelesis Holdings agreed to register for resale, pursuant to Rule 415 of the Securities Act, certain shares of Common Stock and other equity securities of Gelesis Holdings that are held by the parties thereto from time to time.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee was paid by the Company at the closing of the Business Combination.

Gelesis
Commitments and Contingencies
19.	Commitments and Contingencies

Operating Leases

The Company has operating leases for office, laboratory and manufacturing space with remaining terms between four and six years. Leases with initial terms of less than twelve months are not recorded as operating leases. The Company recognizes expenses for leases on a straight-line basis over the lease period and has accrued for lease expense incurred but not yet paid. While certain leases contain renewal options, the Company does not include renewal options in determining the term of the lease, used for calculating the associated lease liabilities, unless it is reasonably certain it will execute the renewal option. None of the Company’s leases include variable payments, residual value guarantees or restrictive covenants.

In June 2019, the Company entered into an operating lease agreement with PureTech for office space located in Boston, Massachusetts. The lease expires in August 2025, with total lease payments of $3.2 million over the term.

At December 31, 2021, the Company’s operating lease right of use assets was $2.0 million, of which $0.5 million and $1.5 million were short-term and long-term lease liabilities, respectively. At December 31, 2020, the Company’s operating lease right of use assets was $2.2 million, of which $0.4 million and $1.8 million were short-term and long-term lease liabilities, respectively. Operating lease expense was $0.5 million during the years ended December 31, 2021 and 2020, respectively. The remaining noncancelable term of the Company’s operating leases was 3.7 years at December 31, 2021, and the weighted average discount rate was 5.9%.

Future maturities of the lease liability under the Company’s noncancelable operating leases at December 31, 2021 are as follows (in thousands):

At December 31, 2021
2022	$634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	$2,262
Imputed interest	(202)
Total lease liability	$2,060

Royalty Agreements

Expenses from royalty agreements on net product sales and sublicense income is recognized as a cost of goods sold in the accompanying consolidated statements of operations during the period in which the associated revenues are recognized.

PureTech

In December 2009, the Company entered into a royalty and sublicense income agreement with PureTech, a significant stockholder in the Company, whereby the Company is required to pay PureTech a 2.0% royalty on net product sales received as a result of developing products and technology using the intellectual property purchased from One.

One S.r.l

Under the amended and restated master agreement with One, the Company is required to pay a 2.0% royalty on net product sales and €17.5 million (approximately $19.9 million at December 31, 2021) upon the achievement of certain milestones and pay royalties on future sales and/or a percentage of sublicense income. At December 31, 2021, none of the milestones have been met.

Grant Agreements

The Company has been awarded grants from governmental agencies, which are recognized as income as the qualifying expenses are incurred (see Note 11). The grant agreements contain certain provisions, including, among others, maintaining a physical presence in the region for defined periods. Failure to comply with these covenants would require either a full or partial refund of the grant to the granting authority.

Research and Development Tax Credits

The Company’s wholly owned subsidiary, Gelesis S.r.l., which conducts core research and development activities on behalf of the Company, is eligible to receive a non-income based and non-refundable tax credits for qualified research and development activities. The Company has earned research and development tax credits in Italy for qualifying expenses incurred by performing certain research and development activities. For the years ended December 31, 2021 and 2020, less than $0.1 million and $0.6 million, respectively, were recorded as other income (expense), net in the accompanying consolidated statements of operations.

In December 2018, the Italian government passed a new budget law, effective January 1, 2019, that amended the eligibility criteria for recognizing qualifying research and development tax credits (“2019 Budget Law). The 2019 Budget Law requires retroactive application for research and development tax credits earned during the year ended December 31, 2019. Under the 2019 Budget Law, research and development tax credits claimed in prior periods under previous interpretations of the research and development tax credit law may potentially be repaid by the Company.

The Company evaluated the potential loss under ASC 450, Contingencies. The Company concluded that the likelihood of a potential loss arising from this matter is probable.

The Company has recorded $3.0 million and $3.1 million as a component of other long-term liabilities in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively. In October 2021, the Italian federal tax authority initiated an audit of the research and development tax credits for the calendar years 2017 through 2019. The Company expects that this tax audit will continue into 2022.